Acquisitions of Stork Holding B.V. - Revenue and Earnings, Costs Expensed and Pro Forma Financial Information (Details) - Stork Holding B.V. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Acquisition
Revenue since the acquisition date	$ 1,200,000
Earnings before taxes since the acquisition date	10,000
Pro forma financial information
Pro forma revenue	19,262,991	$ 19,786,167
Pro forma net earnings attributable to Fluor Corporation	283,705	$ 413,040
Corporate general and administrative expense
Acquisition
Integration costs	14,000
Transaction costs	$ 11,000